CERT/NYS

NYSE Group

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

1-33344

April 24, 2007

Mr Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Marquee Holdings Inc. (whose name is to be changed to AMC Entertainment Inc.), Common Stock, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Amendment No. 1 to Form 8-A received on April 24, 2007. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

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